Investments (Credit Quality of Commercial Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 6,497	$ 5,452
% of Total	100.00%	100.00%
Estimated Fair Value	$ 6,570	$ 5,662
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 6,115	$ 5,029
% of Total	94.10%	92.20%
Estimated Fair Value	$ 6,197	$ 5,250
% of Total	94.30%	92.70%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 310	$ 340
% of Total	4.80%	6.20%
Estimated Fair Value	$ 303	$ 332
% of Total	4.60%	5.90%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 34	$ 0
% of Total	0.50%	0.00%
Estimated Fair Value	$ 33	$ 0
% of Total	0.50%	0.00%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 38	$ 83
% of Total	0.60%	1.60%
Estimated Fair Value	$ 37	$ 80
% of Total	0.60%	1.40%
Greater than 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 6,067	$ 5,145
Greater than 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	5,718	4,771
Greater than 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	291	330
Greater than 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	34	0
Greater than 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	24	44
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	244	178
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	230	153
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	14	25
Less than 1.00x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	186	129
Less than 1.00x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	167	105
Less than 1.00x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	19	10
Less than 1.00x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	0
Less than 1.00x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 0	$ 14